DESCRIPTION OF BUSINESS (Details Narrative) ₪ in Thousands, $ in Thousands		12 Months Ended
	Feb. 12, 2025 USD ($) shares	Dec. 31, 2025	Jun. 30, 2025 ILS (₪)
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interest in associate		96.58%
A2ZMS Agreement [Member]
IfrsStatementLineItems [Line Items]
Purchase price | ₪			₪ 500,000
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares acquired	66,194
Percentage of shares issued and outstanding acquired	19.81%
Purchase price of shares | $	$ 1,850
Number of shares hold	322,743
Percentage of issued and outstanding share capital hold	96.58%